Equity investments, at FVOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022
Equity investments, at FVOCI
Additions	$ 30,162	$ 21
Fair value gains/(losses)	(7,030)
At end of the financial year	23,132
Equity investments at FVOCI
Equity investments, at FVOCI
Additions	30,162
Fair value gains/(losses)	(7,030)
At end of the financial year	23,132
Equity investments at FVOCI | Confidence Petroleum India Ltd
Equity investments, at FVOCI
At end of the financial year	$ 23,132